Loss of control of Bophelo Bio Science andand Wellness (Pty) Ltd.	6 Months Ended
Jun. 30, 2022
Loss of control of Bophelo Bio Science andand Wellness (Pty) Ltd.
Loss of control of Bophelo Bio Science andand Wellness (Pty) Ltd.
5.	Loss of control of Bophelo Bio Science andand Wellness (Pty) Ltd.

At June 30, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (see note 17). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on June 30, 2022 and wrote down all balances receivable from the entity to nil. During the six months ended June 30, 2022, the Company recorded a loss on loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. of $2,338,342, which included $800,794 of cash held by Bophelo Bio Science and Wellness (Pty) Ltd. The Company accounted for the operating results of Bophelo Bio Science and Wellness (Pty) Ltd. as a discontinued operation during the six months ended June 30, 2022 and has reclassified the operating results of Bophelo Bio Science and Wellness (Pty) Ltd as a discontinued operation for the six months ended June 30, 2021.

Set out below is the financial performance and cash flow information for the six months ended June 30, 2022 and 2021 related to the discontinued operation:

Six months ended June 30	2022	2021
Revenue	$32,802	$—
Operating expenses	(1,311,825)	(1,385,676)
Other (expense) income	(129,669)	(140,259)
	(1,408,692)	(1,525,935)
Loss on loss of control of subsidiary	(2,338,342)	—
Loss on discontinued operation	$(3,747,034)	$(1,525,935)

Exchange differences on translation of discontinued operations	$(83,437)	$(185,608)
Other comprehensive income from discontinued operations	$(83,437)	$(185,608)

Cash flows provided by (used in) operating activities	$316,746	$(1,066,276)
Cash flows used in investing activities	(213,669)	(483,580)
Cash flows (used in) provided by financing activities	(100,857)	3,458,087
Effects of exchange rate changes on cash and cash equivalents	(22,186)	25,117
Net change in cash (used in) provided by the subsidiary	$(19,966)	$1,933,348

Carrying amount of net assets immediately prior to loss of control of subsidiary	$2,571,054
Reclassification of foreign currency translation reserve	(232,712)
Loss on loss of control of subsidiary	$2,338,342

As at June 30, 2022, the carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd were as follows:

Cash	$800,794
Accounts receivable	23,651
Prepayments	625,606
Property, plant and equipment	2,042,641
Right-of-use assets	1,888,715
Intangible assets	227,704
Total assets	$5,609,111

Trade and other payables	124,740
Lease liability	2,570,939
Long-term debt	342,378
Total liabilities	$3,038,057

Net assets	$2,571,054